Offsetting, enforceable master netting arrangements, and similar agreements	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Offsetting, enforceable master netting arrangements, and similar agreements
41 Offsetting, enforceable master netting arrangements, and similar agreements
The information in this note only includes financial positions for which there is a recognized corresponding position that could be offset under a legally enforceable master netting arrangement or similar agreement. Aegon also enters into collateralized (reverse) repo or security lending and borrowing transactions, for which the collateral is not recognized on the balance sheet. For further information on the financial positions resulting from such transactions, please see note
40 Transfer of financial assets
.

The table below presents the details relating to the effect (or potential effect) of enforceable master netting arrangements and similar netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and financial liabilities.

	Financial assets		Financial liabilities

Derivatives	2025	2024	2025	2024
Gross amounts	851	723	1,359	2,302

Gross amounts set off in the statement of financial position	10	5	-	-

Net amounts presented in the statement of financial position	841	718	1,359	2,302

Financial instruments 1	369	628	710	1,537

Cash collateral received (excluding surplus collateral) 1	66	81	602	710

Net amount	406	8	47	55

1	Related amounts not set off in the statements of financial position.
Financial assets and liabilities are offset in the statement of financial position when the Group has a legally enforceable right to offset and intends to settle the asset and the liability on a net basis, or to realize the asset and settle the liability simultaneously. As shown in the second row, there are EUR 10 million of Derivatives offset in 2025 (2024: EUR 5 million).
The line Derivatives includes both derivatives for general account and derivatives where the policyholder bears the risk.
Aegon mitigates credit risk in derivative contracts by entering into collateral agreements, where practical, and ISDA master netting agreements for each of Aegon’s legal entities thereby facilitating Aegon’s right to offset credit risk exposure. The credit support agreement will typically specify the threshold at which collateral must be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of over-the-counter
derivative trades, comprised mostly of interest rate swaps, currency swaps, and credit swaps. These transactions are conducted under terms that are usual and customary to standard long-term borrowing, derivatives, securities lending and securities borrowing activities, as well as requirements determined by exchanges where the bank acts as an intermediary.